Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Net income (loss) for the year	R$ 319,814	R$ 1,820,994	R$ 1,677,815
Adjustment to
Depreciation, depletion and amortization	1,563,223	1,402,778	1,403,518
(Income) loss from sale of property, plant and equipment and biological assets	(4,523)	(29,005)	(9,767)
Equity in (earnings) loss of unconsolidated companies	(7,576)	(5,872)	7,127
Exchange and monetary variations, net	1,446,207	2,273	(1,442,918)
Interest expenses, net	789,670	877,313	1,000,287
Derivative gains (losses), net	2,735,196	(73,271)	(528,839)
Fair value adjustment of biological assets	129,187	(192,504)	780,666
Deferred taxes	(741,084)	236,431	530,072
Interest on employee benefits	35,920	38,022	36,856
Provision for contingencies	13,285	35,645	20,498
Share-based compensation plans	131,609	33,715	2,808
Allowance for doubtful accounts, net	6,450	32,397	17,005
Reversal of/(addition to) provision for discounts	27,681	(9,497)	(35,497)
Provision for (reversal of) inventory losses and write-offs	(34,560)	42,027	9,564
Write-off of tax credits		5,438
Provision for losses (impairment) and write-off of property, plant and equipment and biological assets	18,103	66,707	316,646
Partial write-off of intangible assets		18,845	78,799
Other provisions	75,791	36,049	135,949
Decrease (increase) in assets
Trade accounts receivables	(186,026)	(726,808)	212,908
Inventories	(612,687)	100,119	(47,846)
Recoverable taxes	50,960	8,702	(39,689)
Other current and non-current assets	(11,318)	415,345	(483,406)
Increase (decrease) in liabilities
Trade accounts payable	1,473	63,236	(4,696)
Other current and non-current liabilities	192,566	(230,200)	1,204,144
Tax payable	567,868	864,315
Payment of interest	(806,758)	(1,006,869)	(1,102,090)
Other taxes and contributions paid	(135,265)	(598,617)	(545,751)
Income taxes paid	(327,282)	(121,177)	(90,532)
Actuarial liabilities	(26,061)	(21,595)	(15,410)
Contingencies	(41,013)	(17,077)	(12,682)
Net cash provided by operating activities	5,170,850	3,067,859	3,075,539
Cash flows from investing activities
Additions to property, plant and equipment	(1,251,486)	(859,880)	(885,999)
Additions to intangible assets	(7,217)	(8,054)	(11,640)
Additions to biological assets	(1,164,995)	(912,368)	(1,426,699)
Proceeds from sales of assets	95,481	84,694	35,235
Additions (reduction) in financial investments	(19,340,022)	687,274	(1,053,381)
Acquisition of subsidiaries, net cash	(294,473)
Net cash used in investing activities	(21,962,712)	(1,008,334)	(3,342,484)
Cash flow from financing activities
Proceeds from loans and financing	20,964,722	2,561,954	5,665,635
Issue of Debentures	4,681,100
Payment of derivative transactions	(1,586,415)	39,695	117,261
Payment of loans and financings	(3,738,577)	(4,533,736)	(4,853,038)
Payment of dividends	(210,205)	(570,568)	(299,926)
Sale of treasury shares to meet share-based compensation plan	8,514	8,514	8,514
Liabilities for assets acquisitions	(84,090)	(117,865)	(72,364)
Repurchase of treasury shares		(83)
Net cash (used in) provided by financing activities	20,035,049	(2,612,089)	566,082
Exchange variation on cash and cash equivalents	67,433	14,700	(161,686)
Increase (reduction) in cash and cash equivalents	3,310,620	(537,864)	137,451
Cash and cash equivalents at the beginning of year	1,076,833	1,614,697	1,477,246
Cash and cash equivalents at end of year	4,387,453	1,076,833	1,614,697
Statement of the increase (reduction) in cash and cash equivalents	R$ 3,310,620	R$ (537,864)	R$ 137,451